OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2013	2012

Prepaid expenses	$552	$337
Deferred tax asset	742	370
Government institutions	710	693
Other	214	192
	$2,218	$1,592